LOAN RECEIVABLES	12 Months Ended
Dec. 31, 2019
LOAN RECEIVABLES
LOAN RECEIVABLES

7.            LOAN RECEIVABLES

On May 21, 2018, the Group provided a loan of $574 to a third party supplier, and the interest rate was set at the commercial bank deposit rate. The maturity date of the loan was December 30, 2019. In 2019, the maturity date was extended to December 31, 2020.

In August 2018, the Group provided a loan of $575 to Shanghai Peidi’s non-controlling shareholder at interest rate of 7% per annum. The repayment of the loan was guaranteed by 20% equity shares of another company held by the borrower and the loan will be repaid on the second anniversary of the loan origination.

No allowance for loan loss recorded for above loan receivables in 2018 and 2019.